TRADE ACCOUNTS RECEIVABLE - Non current trade accounts receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
Present value of accounts receivable	R$ 12,122	R$ 10,226
Maturity schedule	5 years
Discounted unguaranteed residual value of assets subject to finance lease	R$ 0
Contingent Rents Recognised As Income	0
Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Discounted unguaranteed residual value of assets subject to finance lease	0
Contingent Rents Recognised As Income	0
Trade accounts receivable | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
B2B merchandise resale portion - 24 months	159,075	182,286
Vivo TECH product	348,086	317,988
Nominal amount receivable	566,974	589,921
Deferred financial income	(34,504)	(48,086)
Present value of accounts receivable	532,470	541,835
Estimated impairment losses	(152,572)	(101,382)
Present value of accounts receivable	379,898	440,453
Trade accounts receivable | OI group | Soluciona TI
TRADE ACCOUNTS RECEIVABLE
Portion of accounts receivable from the OI group - Bankruptcy process of companies	R$ 59,813	R$ 89,647